Subsequent events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent events

18. Subsequent events

On January 2, 2019, as a consequence of completing the Poseidon Transaction, all outstanding Class B common shares converted one-for-one to Class A common shares.

On February 4, 2019, the 2019 Omnibus Incentive Plan was adopted and the 2015 Plan and 2008 Plan were terminated (see note 16).

On February 28, 2019, a dividend of $0.546875 per Series B Preferred Share was announced for the first quarter 2019.

On March 25, 2019, the Company effected a one-for-eight reverse stock split of its Class A common shares, which was authorized at a special meeting of shareholders held on March 20, 2019. There was no change to the trading symbol, number of authorized shares, or par value of the Class A common shares in connection with the reverse stock split. All share and per share amounts disclosed in these financial statements give effect to the reverse stock split retroactively, for all periods presented, which resulted in the number of issued and outstanding common shares reducing from 79,543,921 as at December 31, 2018 to 9,942,950.